Right of Use Assets	12 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Right of Use Assets
8 .	RIGHT OF USE ASSETS
The Company enters into leases for office space and data centers in Canada, the United States, Vietnam and the United Kingdom. These leases have remaining lease terms of 1 to 5 years.
The following table provides a reconciliation of right
-
of
-
use assets for the years ended June 30, 2021 and June 30, 2020:

	June 30, 2021	June 30, 2020

Balance, beginning of year	$9,182	$8,917
Additions and adjustments	3,480	2,195
Disposals	(209)	—
Amortization	(2,486)	(1,930)

Balance, end of year	$9,967	$9,182